Note 22 Other Financial Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other financial liabilities [Line Items]
Other financial liabilities		€ 20,258	€ 17,753	€ 15,046
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities		1,463	1,467	1,507
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities		4,597	4,859	3,439
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities		4,450	3,693	3,642
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	[1]	€ 9,748	€ 7,734	€ 6,458

[1]	(1) In 2025, this caption includes the amount pending execution as of December 31, 2025, corresponding to the firm commitment for the acquisition of own shares derived from the execution of the first tranche of the share buyback program announced on December 19, 2025 and started to be carried out on December 22, 2025 (see Notes 2.2.11 and 4).